WARRANTS	9 Months Ended
Sep. 30, 2019
WARRANTS
WARRANTS

14.         WARRANTS

		Weighted
	Number of	Average
	Warrants	Exercise Price
		$
Balance, December 31, 2017	9,707,677	0.80

Issued in January 2018	3,000,000	6.00
Issued in February 2018	3,000,000	7.00
Issued in May 2018	4,000,000	5.20
Exercised	(8,239,863)	2.65
Expired	(3,056,050)	6.91
Balance, December 31, 2018	8,411,764	2.92
Issued in September 2019	12,500,000	2.00
Balance, September 30, 2019	20,911,764	2.37

Expire:
November 2019	4,000,000	5.20
November 2021	4,411,764	0.85
September 2021	12,500,000	2.00
Balance, September 30, 2019	20,911,764	2.37